Shareholder Report, Average Annual Return (Details)		12 Months Ended	27 Months Ended
		Sep. 30, 2025	Sep. 30, 2025
C000261746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	SEI DBi Multi-Strategy Alternative ETF
Without Sales Load [Member] | C000261746
Average Annual Return [Line Items]
Average Annual Return, Percent		3.19%	5.40%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	4.77%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	4.96%

[1]	The Fund commenced operations on August 25, 2025 when the SEI Institutional Managed Trust Liquid Alternative Fund (“Acquired Fund”) reorganized into the Fund. For periods prior to August 25, 2025, the Fund’s performance information is based on the performance of the Acquired Fund’s Class F Shares. In anticipation of the reorganization, Acquired Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F’s total fund operating expenses to an amount equal to the Fund’s expected total annual fund operation expenses. The Fund’s returns would have only differed from the returns of the Acquired Fund’s Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund’s current total annual fund operation expenses.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.